Property, Plant and Equipment, Net (Details) - Schedule of Additions to Property, Plant and Equipment for Cash Flow Presentation Purpose - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Additions to Property, Plant and Equipment for Cash Flow Presentation Purpose [Abstract]
Additions	$ 385,988	$ 443,450	$ 421,286
Additions to trade payables for deferred purchases of property, plant and equipment	(427,568)	(546,817)	(411,044)
Payments for deferred purchases of property, plant and equipment	474,297	484,182	320,208
Acquisition of property, plant and equipment in cash	$ 432,717	$ 380,815	$ 330,450